Inventories - Summary of Consolidated Balance of Inventories (Detail) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Classes of current inventories [abstract]
Finished goods	$ 392	$ 461
Materials and spare parts	383	537
Raw materials	377	370
Work-in-process	266	330
Inventory in transit	67	91
Current inventories	$ 1,485	$ 1,789